Long-term Investments and Derivative Financial Instruments - Schedule of Changes in Other Comprehensive Loss (Cash Flow Hedge Reserve) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the year	R$ (11,192)
Deferred tax effect	(36,645)	R$ (3,495)
Balance at the end of the year	(117,324)	(11,192)
Cash flow hedge reserve
Disclosure of detailed information about financial instruments [line items]
Balance at the beginning of the year	(11,192)	(33,785)	R$ (92,769)
Transactions settled during the period	6,444	6,435	83,648
New transactions recognized in income statement	(215,765)
Fair value adjustment	66,544	12,663	(42,109)
Deferred tax effect	36,645	3,495	17,445
Balance at the end of the year	R$ (117,324)	R$ (11,192)	R$ (33,785)